Summary of Change in Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Oct. 05, 2013	Dec. 31, 2011	Dec. 29, 2012 GU Acquisition [Member]	Dec. 29, 2012 Independent Supermarkets [Member]
Changes in goodwill
Goodwill, Beginning Balance	$ 15,002	$ 462
Acquisition	4,306		12,769	1,771
Goodwill, Ending Balance	$ 19,308	$ 462